Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events

On August 25, 2026, ThriveNova Inc. and OptimaForge Inc., the major shareholders (the “Major Shareholders”) of MaxsMaking Inc. (the “Company”) agreed to redesignate an aggregate of 7,425,000 B shares, par value of $0.01 per share, of the Company held by them to an aggregate of 7,425,000 A shares, par value $0.01 per share, of the Company (the “Redesignation”). Pursuant to the Redesignation, the Company removed the Class B shares of US$0.01 par value each and all rights, provisions and references relating to them from its the memorandum and articles of association. Mr. Xiaozhong Lin, Chairman of the board and Chief Executive Officer of the Company, is the sole shareholder and director of ThriveNova Inc. Ms. Xuefen Zhang, a director and Chief Operating Officer of the Company, is the sole shareholder and director of OptimaForge Inc. On the same day, the board of directors approved the Redesignation. Following the Redesignation, there will be an aggregate of 16,625,000 A shares issued and outstanding and no B share issued and outstanding.

On July 17, 2026, MaxsMaking Inc. (the “Company”) received a Staff Delisting Determination from Nasdaq’s Listing Qualifications Department, which determined to delist the Company’s securities. The SEC temporarily suspended trading of the Company’s securities on November 17, 2025, and Nasdaq halted trading on December 2, 2025. Pursuant to Nasdaq Listing Rule IM-5101-4, Nasdaq exercised its discretionary authority to delist the Company as it believes the Company’s securities are susceptible to price manipulation and lack sufficient liquidity for fair and orderly markets, and delisting is in the interest of investors and the public. The Company intends to request a hearing before Nasdaq’s independent Hearings Panel under Listing Rule 5815; the hearing request will automatically stay the delisting pending the panel’s decision, though trading will remain halted during this period.

Apart from the aforementioned share redesignation and the receipt of the Nasdaq staff delisting determination, no subsequent events that would have a material impact on the Company were identified through the date of issuance of the financial statements.

18.	Subsequent events

On December 31, 2025, Zhejiang Alliance Arts & Crafts Co., Ltd. (“Zhejiang Alliance”) entered into a lease agreement with Zhejiang Yiwu High-tech Zone Development & Construction Co., Ltd. for the premises to be used as office and production space. The lease term is one year, commencing on January 1, 2026 and expiring on December 31, 2026, with an annual rent of RMB 180,905.

In November 2025, Haodingduo (Zhejiang) Network Tenology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to November 19, 2026, with a loan amount of RMB 1,500,000.

In November 2025, Haodingduo (Zhejiang) Network Tenology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to May 20, 2026, with a loan amount of RMB 1,500,000.

In November 2025, Haodingduo (Zhejiang) Network Tenology Co., Ltd. entered into a loan contract with Zhejiang Yiwu Rural Commercial Bank Co., Ltd. The loan term is from November 25, 2025 to November 19, 2026, with a loan amount of RMB 2,900,000. Xiaozhong Lin, Xuefen Zhang and Bodo Lin acted as the guarantors, and a mortgage guarantee contract was executed among the parties.

Apart from signing the aforementioned contracts, no subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.